Share-based Payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2019 AUD ($) yr	Jun. 30, 2018 AUD ($) yr	Jun. 30, 2017 AUD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average remaining life of options | yr	3.583	3.833
Expenses arising from share-based payment transactions recognized during the period | $	$ 939	$ 434	$ 386